                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09
ss
Check here if Amendment [_]; Amendment Number:
                                               ------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TA ASSOCIATES, INC.
Address:  200 CLARENDON ST 56TH FLOOR
          BOSTON, MA 02116

Form 13F File Number: 28-06148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   THOMAS P. ALBER
Title:  CHIEF FINANCIAL OFFICER
Phone:  617.574.6735

Signature, Place, and Date of Signing:

  /S/ THOMAS P. ALBER            BOSTON, MA              02/12/10
------------------------    --------------------      ---------------
      [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number        Name
--------------------        -------------------------
28-
   ------------------        ------------------------

[Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:  52,294,792

Form 13F Information Table Value Total: $   455,977
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number    Name
---   -------------------     --------------------
      28-
---      ----------------     --------------------

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                                    FORM 13F

                                                                  (SEC USE ONLY)
Page 1 of 1     Name of Reporting Manager: TA ASSOCIATES, INC. 12/31/09

                                                                                                         ITEM 8:
                                                                         ITEM 6:                      VOTING AUTHORITY
ITEM 1:              ITEM 2:    ITEM 3:     ITEM 4:     ITEM 5:     INVESTMENT DISCRETION   ITEM 7:       (SHARES)
                                                       SHARES OF       (B) SHARED-  (C)    MANAGERS   ----------------
                     TITLE OF  CUSIP      FAIR MARKET  PRINCIPAL  (A)  AS DEFINED  SHARED- SEE INSTR. (A)   (B)    (C)
NAME OF ISSUER        CLASS    NUMBER        VALUE      AMOUNT    SOLE IN INSTR. V  OTHER      V      SOLE SHARED NONE
--------------       -------- ----------- ------------ ---------- ---- ----------- ------- ---------- ---- ------ ----
Cardtronics Inc.     Common   14161H 10 8 $135,206,133 12,224,786   X                                   X
MetroPCS
 Communications Inc. Common   591708 10 2 $223,782,757 29,329,326   X                                   X
Monotype Imaging
 Holdings Inc.       Common   61022P 10 0 $ 96,988,340 10,740,680   X                                   X
  COLUMN TOTALS                            455,977,230 52,294,792